Commitments and Contingencies (Details) - Jun. 30, 2025 $ in Thousands, € in Millions	EUR (€) Payment $ / €	USD ($) Payment $ / €
Future Minimum Contractual Charter Revenue [Abstract]
Twelve-month period ending June 30, 2026		$ 10,335
Twelve-month period ending June 30, 2027		3,210
Total		$ 13,545
Commitments and Contingencies [Abstract]
Exchange currency rate | $ / €	1.17	1.17
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	3 months	3 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements	21 months	21 months
RGI [Member] | WEC [Member] | ECV [Member]
Commitments and Contingencies [Abstract]
Number of remaining capital calls | Payment	2	2
Unrecorded liability related to unfunded commitment	€ 2.2	$ 2,540